Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leases Net Investment In Direct Financing And Sales Type Leases [Abstract]
Aggregate future minimum lease payments to be received	$ 11,074	$ 10,738
Unguaranteed residual values accruing to the lessor's benefit	783	890
Unearned income	(1,045)	(1,123)
Initial direct costs	189	175
Total net investment in sales-type and direct financing leases	$ 11,001	$ 10,680